                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21770
                                   ---------------------------------------------

                   SunAmerica Focused Alpha Growth Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
        (Address of principal executive offices)                 (Zip code)

                                Vincent M. Marra
                             Senior Vice President
                      AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                              Jersey City, NJ 07311
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: December 31
                        --------------------------

Date of reporting period: June 30, 2006
                         -------------------------

Item 1.   Reports to Stockholders

          SunAmerica Focused Alpha Growth Fund, Inc. Semiannual Report at June 30, 2006.

                      SUNAMERICA FOCUSED ALPHA GROWTH FUND






        THOMAS F. MARSICO PHOTO                         RONALD BARON PHOTO
 [MARSICO CAPITAL MANAGEMENT, LLC LOGO]                    [BARON LOGO]





                            2006 SEMI-ANNUAL REPORT






                       [AIG SUNAMERICA MUTUAL FUNDS LOGO]

JUNE 30, 2006                                                 SEMI-ANNUAL REPORT

      SUNAMERICA FOCUSED ALPHA GROWTH FUND

      SUNAMERICA FOCUSED ALPHA GROWTH FUND (FGF)

                      TABLE OF CONTENTS
--------------------------------------------------------------------------------

                        SHAREHOLDERS' LETTER........................................     1
                        STATEMENT OF ASSETS AND LIABILITIES.........................     3
                        STATEMENT OF OPERATIONS.....................................     4
                        STATEMENT OF CHANGES IN NET ASSETS..........................     5
                        FINANCIAL HIGHLIGHTS........................................     6
                        PORTFOLIO OF INVESTMENTS....................................     7
                        NOTES TO FINANCIAL STATEMENTS...............................     9
                        DIVIDEND REINVEST AND CASH PURCHASE PLAN....................    14
                        ANNUAL SHAREHOLDER MEETING..................................    16
                        DIRECTORS AND OFFICERS INFORMATION..........................    17

June 30, 2006                                                 SEMI-ANNUAL REPORT

      SHAREHOLDERS' LETTER
--------------------------------------------------------------------------------

      Dear Shareholders:

      We are pleased to present this semi-annual report for the SunAmerica Focused Alpha Growth Fund and thank you for including this strategic investment solution in your investment plan. In the period commencing January 1, 2006 through June 30, 2006, the SunAmerica Focused Alpha Growth Fund's Net Asset Value (NAV) returned 4.8%, outperforming its benchmark, the Russell 3000 Growth Index,(1) which returned -0.3% for the same period. The Fund's market price returned 5.2% during the same period. As of June 30, 2006, the Fund's NAV was $19.92 and its market share price was $17.33.

      The past six months have been a volatile period for the equity markets. At the start of the calendar year, equity markets were helped to some extent by good economic news -- including generally stronger-than-expected Gross Domestic Product (GDP) growth and corporate profits that were better than the consensus forecast. However, challenges arose for investors as the period progressed. The consumer price index rose more than expected in May, fueled by evidence of slowing in the economy and unease about the intentions of the new Chairman of the Federal Reserve Bank, Ben Bernanke.

      For the first six months of 2006, small- and mid-cap growth stocks outperformed their large-cap counterparts. Small- and mid-cap stocks, as measured by the Russell 2500 Growth Index(2) advanced 4.7%, while large-cap growth stocks, as measured by the Russell 1000 Growth Index(3) fell -0.9%. From a broad sector standpoint, telecommunications and related services; materials, including energy and commodities; and industrials were performance leaders, while information technology and healthcare lagged.

      Focused Alpha Growth Fund invests in what its managers believe are well-managed companies with strong fundamentals, established business models and growth potential.

      What makes your Fund unique is that it brings together two renowned growth managers blending large- and small/mid-cap growth investing.

      Marsico Capital Management LLC selects their 10 favorite large-cap growth stocks while Ron Baron and his team at BAMCO, Inc. contribute 20 small/mid-cap growth stocks. The Fund is designed to capitalize on the underperformance of large-cap growth stocks in recent years and the anticipated asset class rotation. Our multi-managed, focused approach to investing in a closed-end fund sets SunAmerica Focused Alpha Growth Fund apart from its competitors.

      We value your ongoing confidence in us and look forward to serving your investment needs in the future.

      Sincerely,

      /s/ Peter A. Harbeck

      Peter A. Harbeck
      President and CEO
      AIG SunAmerica Asset Management Corp.

      ------------------

      Past performance is no guarantee of future results.

      (1) The Russell 3000 Growth Index offers investors access to the broad growth segment of the U.S. equity universe. The Russell 3000 Growth Index is constructed to provide a comprehensive and unbiased barometer of the broad growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate broad market growth manager's opportunity set.

      (2) The Russell 2500 Index offers investors access to the small to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap. The Russell 2500 is constructed to provide a comprehensive and unbiased barometer for the small to mid-cap segment and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set. The Russell 2500 includes the smallest 2500 securities in the Russell 3000.

      (3) The Russell 1000 Growth Index offers investors access to the large-cap growth segment of the U.S. equity universe. The Russell 1000 Growth is constructed to provide a comprehensive and unbiased barometer of the large-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate large-cap growth manager's opportunity set.

June 30, 2006                                                 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

      Investors should carefully consider the SunAmerica Focused Alpha Growth Fund's investment objective, strategies, risks, charges and expenses before investing. The SunAmerica Focused Alpha Growth Fund should be considered as only one element of a complete investment program. The Fund's equity exposure and derivative investments involve special risks. An investment in this Fund should be considered speculative. There is no assurance that the SunAmerica Focused Alpha Growth Fund will achieve its investment objectives. The Fund is actively managed and its portfolio composition will vary. Investing in the Fund is subject to several risks, including: Non-Diversified Status Risk, Growth and Value Stock Risk, Key Adviser Personnel Risk, Investment and Market Risk, Issuer Risk, Foreign Securities Risk, Emerging Markets Risk, Income Risk, Hedging Strategy Risk, Derivatives Risk, Preferred Securities Risk, Debt Securities Risk, Small and Medium Capitalization Company Risk, Leverage Risk, Liquidity Risk, Market Price of Shares Risk, Management Risk, Anti-Takeover Provisions Risk, Portfolio Turnover Risk and Non-Investment Grade Securities Risk. The price of shares of the Fund traded on the New York Stock Exchange will fluctuate with market conditions and may be worth more or less than their original offering price. Shares of closed-end funds often trade at a discount to their net asset value, but may also trade at a premium.

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2006 -- (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
Long-term investment securities, at value (unaffiliated)*...  $369,835,621
Short-term investment securities, at value
  (unaffiliated)*...........................................    72,334,000
                                                              ------------
  Total investments.........................................   442,169,621
                                                              ------------
Cash........................................................         1,260
Receivable for:
  Dividends and interest....................................       155,688
  Investments sold..........................................     6,190,258
Prepaid expenses and other assets...........................         3,587
                                                              ------------
  Total assets..............................................   448,520,414
                                                              ------------
LIABILITIES:
Payable for:
  Investments purchased.....................................    40,915,830
  Investment advisory and management fees...................       332,462
  Directors' fees and expenses..............................         1,934
  Administration fees.......................................        13,299
  Other accrued expenses....................................       110,227
Dividends payable...........................................     1,707,550
                                                              ------------
  Total liabilities.........................................    43,081,302
                                                              ------------
    Net Assets..............................................  $405,439,112
                                                              ============
NET ASSETS REPRESENTED BY:
Common stock, $.001 par value (200,000,000 shares
  authorized)...............................................  $     20,355
Additional paid-in capital..................................   377,320,721
                                                              ------------
                                                               377,341,076
Accumulated undistributed net investment income (loss)......   (12,907,362)
Accumulated undistributed net realized gain (loss) on
  investments...............................................     2,178,326
Unrealized appreciation (depreciation) on investments.......    38,827,018
Unrealized foreign exchange gain (loss) on other assets and
  liabilities...............................................            54
                                                              ------------
    Net Assets..............................................  $405,439,112
                                                              ============
NET ASSET VALUES
Net assets..................................................  $405,439,112
Shares outstanding..........................................    20,355,236
Net asset value per share...................................  $      19.92
                                                              ============
*Cost
  Long-term investment securities (unaffiliated)............  $331,008,603
                                                              ============
  Short-term investment securities (unaffiliated)...........  $ 72,334,000
                                                              ============

See Notes to Financial Statements

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED JUNE 30, 2006 -- (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (unaffiliated)....................................  $ 1,018,599
Interest (unaffiliated).....................................      679,506
                                                              -----------
    Total investment income*................................    1,698,105
                                                              -----------
EXPENSES:
Investment advisory and management fees.....................    2,052,686
Administration fees.........................................       82,108
Transfer agent fees and expenses............................       11,150
Custodian and accounting fees...............................       46,172
Reports to shareholders.....................................       90,863
Audit and tax fees..........................................       14,368
Legal fees..................................................       56,763
Directors' fees and expenses................................       18,437
Other expenses..............................................       21,102
                                                              -----------
    Total expenses before custody credits...................    2,393,649
    Custody credits earned on cash balances.................       (1,324)
                                                              -----------
    Net expenses............................................    2,392,325
                                                              -----------
Net investment income (loss)................................     (694,220)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)......    2,427,367
Net realized foreign exchange gain (loss) on other assets
  and liabilities...........................................           (4)
                                                              -----------
Net realized gain (loss) on investments and foreign
  currencies................................................    2,427,363
                                                              -----------
Change in unrealized appreciation (depreciation) on
  investments (unaffiliated)................................   17,112,266
Change in unrealized foreign exchange gain (loss) on other
  assets and liabilities....................................           65
                                                              -----------
Net unrealized gain (loss) on investments and foreign
  currencies................................................   17,112,331
                                                              -----------
Net realized and unrealized gain (loss) on investments and
  foreign currencies........................................   19,539,694
                                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $18,845,474
                                                              ===========
------------
* Net of foreign withholding taxes on interest and dividends
  of........................................................  $     1,100
                                                              ===========

See Notes to Financial Statements

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  FOR THE         FOR THE PERIOD
                                                              SIX MONTHS ENDED    JULY 29, 2005@
                                                               JUNE 30, 2006          THROUGH
                                                                (UNAUDITED)      DECEMBER 31, 2005
                                                              ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)..............................    $   (694,220)      $   (452,306)
  Net realized gain (loss) on investments and foreign
    currencies..............................................       2,427,363           (249,038)
  Net unrealized gain (loss) on investments and foreign
    currencies..............................................      17,112,331         21,714,741
                                                                ------------       ------------
Net increase (decrease) in net assets resulting from
  operations................................................      18,845,474         21,013,397
                                                                ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income*....................................              --                 --
  Net realized short-term gain on investments*..............      (1,733,143)                --
  Return of capital*........................................     (10,479,998)       (10,177,618)
                                                                ------------       ------------
Total distributions to shareholders.........................     (12,213,141)       (10,177,618)
                                                                ------------       ------------
SHARE TRANSACTIONS (NOTE 7):
  Proceeds from sales of shares issued in initial public
    offering................................................              --        353,350,000
  Proceeds from the underwriters' over-allotment option of
    common shares exercised.................................              --         35,335,000
  Offering costs for common shares charged to additional
    paid-in capital.........................................              --           (814,000)
                                                                ------------       ------------
Net increase in net assets from share transactions..........              --        387,871,000
                                                                ------------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................       6,632,333        398,706,779
NET ASSETS:
Beginning of period.........................................    $398,806,779       $    100,000
End of period+..............................................    $405,439,112       $398,806,779
                                                                ============       ============
------------
+   Includes accumulated undistributed net investment income
    (loss)..................................................    $(12,907,362)      $         --
                                                                ============       ============

@  Commencement of operations

* Amounts are estimated as of June 30, 2006, and are subject to change and recharacterization at fiscal year end.

See Notes to Financial Statements

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  FOR THE         FOR THE PERIOD
                                                              SIX MONTHS ENDED    JULY 29, 2005++
                                                               JUNE 30, 2006          THROUGH
                                                                (UNAUDITED)      DECEMBER 31, 2005
                                                              ----------------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  19.59           $  19.10(1)
INVESTMENT OPERATIONS:
Net investment income (loss)@...............................         (0.03)             (0.02)
Net realized and unrealized gain (loss) on investments......          0.96               1.05
                                                                  --------           --------
  Total from investment operations..........................          0.93               1.03
                                                                  --------           --------
DISTRIBUTIONS FROM:
Net investment income.......................................            --*                --
Net realized short-term gains on investments................         (0.09)*               --
Return of capital...........................................         (0.51)*            (0.50)
                                                                  --------           --------
  Total distributions.......................................         (0.60)             (0.50)
CAPITAL SHARE TRANSACTIONS:
Offering costs for common shares charged to additional
  paid-in capital...........................................            --              (0.04)
                                                                  --------           --------
NET ASSET VALUE, END OF PERIOD..............................      $  19.92           $  19.59
                                                                  ========           ========
NET ASSET VALUE TOTAL RETURN(2)#............................          4.77%              5.27%
MARKET VALUE, END OF PERIOD.................................      $  17.33           $  17.03
MARKET VALUE TOTAL RETURN(3)#...............................          5.20%            (12.42)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period ($000's)..........................      $405,439           $398,807
Ratio of expenses to average net assets.....................          1.17%+             1.17%+
Ratio of net investment income to average net assets........         (0.34)+            (0.28)+
Portfolio turnover rate.....................................            36%                28%

------------
++   Commencement of operations
@   Calculated based upon average shares outstanding
#   Total return is not annualized.
+   Annualized
* Amounts are estimated as of June 30, 2006, and are subject to change and recharacterization at fiscal year end.
(1) Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00.
(2) Based on net asset value per share, dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. NAV performance reflects performance without imposition of initial sales charge in connection with the initial public offering of the Fund and would be lower if included.
(3) Based on market value per share, dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan.

See Notes to Financial Statements

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

PORTFOLIO PROFILE -- JUNE 30, 2006 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Time Deposit..............................................   17.9%
Leisure & Tourism.........................................   17.8
Financial Services........................................   16.2
Health Services...........................................   11.4
Transportation............................................   10.1
Pharmaceuticals...........................................    8.4
Broadcasting & Media......................................    6.3
Aerospace & Military Technology...........................    4.6
Telecommunications........................................    4.1
Business Services.........................................    3.0
Retail....................................................    2.4
Education.................................................    1.9
Energy Sources............................................    1.5
Utilities.................................................    1.4
Medical Products..........................................    1.3
Insurance.................................................    0.8
                                                            -----
                                                            109.1%
                                                            =====

------------
* Calculated as a percentage of net assets

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES          (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK -- 91.2%
AEROSPACE & MILITARY
  TECHNOLOGY -- 4.6%
  General Dynamics Corp. ...........        282,790      $ 18,511,433
                                                         ------------
BROADCASTING & MEDIA -- 6.3%
  Comcast Corp., Class A+...........        778,162        25,477,024
                                                         ------------
BUSINESS SERVICES -- 3.0%
  ChoicePoint, Inc.+................        140,000         5,847,800
  SEI Investments Co. ..............        130,000         6,354,400
                                                         ------------
                                                           12,202,200
                                                         ------------
EDUCATION -- 1.9%
  DeVry, Inc.+......................        350,000         7,689,500
                                                         ------------
ENERGY SOURCES -- 1.5%
  Encore Acquisition Co.+...........        220,000         5,902,600
                                                         ------------
FINANCIAL SERVICES -- 16.2%
  Chicago Mercantile Exchange
    Holdings, Inc. .................         40,899        20,087,544
  Jefferies Group, Inc. ............        300,000         8,889,000
  Nuveen Investments, Inc., Class
    A...............................        150,000         6,457,500
  The First Marblehead Corp. .......         65,000         3,701,100
  The Goldman Sachs Group, Inc. ....         89,633        13,483,492
  UBS AG............................        118,000        12,944,600
                                                         ------------
                                                           65,563,236
                                                         ------------
HEALTH SERVICES -- 11.4%
  Centene Corp.+....................        200,000         4,706,000
  Manor Care, Inc. .................        160,000         7,507,200
  UnitedHealth Group, Inc. .........        761,268        34,089,581
                                                         ------------
                                                           46,302,781
                                                         ------------
INSURANCE -- 0.8%
  Axis Capital Holdings, Ltd. ......        120,000         3,433,200
                                                         ------------
LEISURE & TOURISM -- 17.8%
  Boyd Gaming Corp. ................        250,000        10,090,000
  Four Seasons Hotels, Inc. ........        150,000         9,216,000
  Las Vegas Sands Corp.+............        384,330        29,923,934
  Scientific Games Corp., Class
    A+..............................        180,000         6,411,600
  Wynn Resorts, Ltd.+...............        225,000        16,492,500
                                                         ------------
                                                           72,134,034
                                                         ------------

---------------------------------------------------------------------
                                      SHARES/PRINCIPAL      VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 2)
MEDICAL PRODUCTS -- 1.3%
  Edwards Lifesciences Corp.+.......        120,000      $  5,451,600
                                                         ------------
PHARMACEUTICALS -- 8.4%
  Genentech, Inc.+..................        414,675        33,920,415
                                                         ------------
RETAIL -- 2.4%
  Dick's Sporting Goods, Inc.+......        250,000         9,900,000
                                                         ------------
TELECOMMUNICATIONS -- 4.1%
  QUALCOMM, Inc. ...................        413,108        16,553,238
                                                         ------------
TRANSPORTATION -- 10.1%
  Burlington Northern Santa Fe
    Corp. ..........................        405,946        32,171,220
  Expeditors International of
    Washington, Inc. ...............        160,000         8,961,600
                                                         ------------
                                                           41,132,820
                                                         ------------
UTILITIES -- 1.4%
  ITC Holdings Corp. ...............        213,000         5,661,540
                                                         ------------
  TOTAL LONG-TERM INVESTMENT
    SECURITIES
    (cost $331,008,603).............                      369,835,621
                                                         ------------
SHORT-TERM INVESTMENT SECURITIES -- 17.9%
TIME DEPOSITS -- 17.9%
  Euro Time Deposit with State
    Street Bank & Trust Co.
    4.05% due 07/03/06
    (cost $72,334,000)..............    $72,334,000        72,334,000
                                                         ------------
TOTAL INVESTMENTS
    (cost $403,342,603)(1)..........          109.1%      442,169,621
LIABILITIES IN EXCESS OF OTHER
  ASSETS............................           (9.1)      (36,730,509)
                                        -----------      ------------
NET ASSETS..........................          100.0%     $405,439,112
                                        ===========      ============

------------
+   Non-income producing securities
(1)  See Note 5 for cost of investments on a tax basis

See Notes to Financial Statements

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 -- (UNAUDITED)
--------------------------------------------------------------------------------

Note 1. Organization of the Fund

    SunAmerica Focused Alpha Growth Fund, Inc. (the "Fund") is a non-diversified closed-end management investment company. The Fund was organized as a Maryland corporation on May 18, 2005 and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Fund sold 5,236 of its common stock shares ("Shares") on July 18, 2005 to AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of America International Group, Inc. ("AIG"). Investment operations commenced on July 29, 2005 upon settlement of the sale of 18,500,000 shares in the amount of $353,350,000 (net of underwriting fees and expenses of $16,650,000). In addition, on August 25, 2005 and September 13, 2005, the Fund issued 1,200,000 and 650,000 shares in the amount of $22,920,000 and $12,415,000 (net of underwriting fees and expenses of $1,080,000 and $585,000) in conjunction with the exercise of the underwriters' over-allotment option. SAAMCo paid certain organizational expenses of the Fund and then offering costs of the Fund to the extent they exceeded $.04 per share of the Fund's common stock.

    The Fund's investment objective is to provide growth of capital. The Fund seeks to pursue this objective by employing a concentrated stock picking strategy in which the Fund, through subadvisers selected by the Adviser, actively invests primarily in a small number of equity securities (i.e., common stocks) and to a lesser extent equity-related securities (i.e., preferred stocks, convertible securities, warrants and rights) primarily in the U.S. markets.

    INDEMNIFICATIONS: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that may contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

    SECURITY VALUATION: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

    As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

--------------------------------------------------------------------------------

    equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

    Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

    Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

    REPURCHASE AGREEMENTS: For repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2006, the Fund did not enter into any repurchase agreements.

    SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

    The Fund has adopted a distribution policy (the "Distribution Policy") under which the Fund will pay level quarterly dividend distributions, subject to an adjusting dividend distribution in the fourth quarter as described below. The Distribution Policy and the dividend distribution rate may be terminated or modified at any time. The Fund intends to pay a level quarterly amount in each of the first three quarters of the calendar year and increase, if necessary, the amount payable for the fourth quarter to an amount expected to satisfy the minimum distribution requirements of the Internal Revenue Code of 1986, as amended, or as necessary to distribute long-term capital gains in a manner consistent with the requirements of the Investment Company Act of 1940, as amended, whichever is greater. Each quarter the Board of Directors will review the amount of any potential dividend distribution and the income, capital gains and capital available. A portion of the dividend distribution may be treated as ordinary income (derived from short-term capital gains) and qualifying dividend income for individuals. If the Fund does not generate earnings from dividends, interest and net realized capital gains equal to or in excess of the aggregate dividend distributions paid by the Fund for the year, then the amount distributed in excess of the Fund's investment income and net realized capital gains will be deemed a return of capital. The final determination of the source of all dividend distributions will be made after year-end. The Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholder because it may result in a return of capital resulting in less of a shareholder's assets being invested in the Fund and, over time, increase the Fund's expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and/or gains.

    On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
    48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

--------------------------------------------------------------------------------

    positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements, if any, has not yet been determined.

    The Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required.

    FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of the valuation. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Fund securities sold during the year.

    Change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

Note 3. Investment Advisory and Management Agreement

    Pursuant to its investment advisory and management agreement ("Advisory Agreement") with the Fund, SAAMCo manages the affairs of the Fund, and selects, contracts with and compensates the Subadvisers to manage the Fund's assets. SAAMCo monitors the compliance of the Subadvisers with the investment objective and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically on such performance to the Board of Directors. Pursuant to the Advisory Agreement, the Fund will pay SAAMCo a monthly fee at the annual rate of 1.00% of the average daily total assets of the Fund.

    Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, and BAMCO, Inc., a wholly-owned subsidiary of Baron Capital Group, Inc. ("Baron") have been retained by SAAMCo as the Subadvisers to the Fund to manage the investment and reinvestment of the Fund's assets. Pursuant to the investment subadvisory agreements ("Subadvisory Agreements") between SAAMCo and Marsico and Baron, respectively, Marsico and Baron select the investments made by the Fund. Marsico will manage the large-cap portion of the Fund and is entitled to receive a fee at the annual rate of 0.40% of the Fund's average daily total assets managed in the large-cap portion of the Fund. Baron will manage the small-and mid-cap portion of the Fund and is entitled to receive a fee at the annual rate of 0.60% of the Fund's average daily total assets managed in the small- and mid-cap portion of the Fund. Each Subadviser is paid by SAAMCo.

    SAAMCo serves as administrator to the Fund. Under the Administrative Services Agreement, SAAMCo is responsible for performing administrative services in connection with the operations of the Fund, subject to the supervision of the Fund's Board of Directors. SAAMCo will provide the Fund with regulatory reporting, all necessary office space, equipment, personnel and facilities for handling the affairs of the Fund. SAAMCo's administrative services include recordkeeping, supervising the activities of the Fund's custodian and transfer agent, providing assistance in connection

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

--------------------------------------------------------------------------------

    with the Directors' and shareholders' meetings and other administrative services necessary to conduct the Fund's affairs. For its services as administrator, SAAMCo is entitled to receive a monthly fee at the annual rate of 0.04% of the Fund's average daily total assets.

Note 4. Purchases and Sales of Investment Securities

    The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended June 30, 2006, were as follows:

Purchases (excluding U.S. government securities)............   $139,046,998
Sales and maturities (excluding U.S. government
  securities)...............................................    182,602,166
Purchases of U.S. government securities.....................             --
Sales and maturities of U.S. government securities..........             --

Note 5. Federal Income Taxes

    The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales.

           DISTRIBUTABLE EARNINGS                      TAX DISTRIBUTIONS
--------------------------------------------   ----------------------------------
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------
           LONG-TERM GAINS/     UNREALIZED                LONG-TERM
ORDINARY     CAPITAL LOSS      APPRECIATION    ORDINARY    CAPITAL     RETURN OF
 INCOME       CARRYOVER       (DEPRECIATION)    INCOME      GAINS       CAPITAL
--------   ----------------   --------------   --------   ---------   -----------
 $  --        $(225,073)       $21,690,776      $  --       $  --     $10,177,618

    At December 31, 2005, for Federal income tax purposes, the Fund had a capital loss carryforward of $225,073, which will expire in the year 2013, and is available to offset future capital gains, if any.

    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities were as follows:

Cost (tax basis)............................................   $403,366,568
                                                               ============
Appreciation................................................   $ 50,249,982
Depreciation................................................    (11,446,929)
                                                               ------------
Net unrealized appreciation (depreciation)..................   $ 38,803,053
                                                               ============

Note 6. Transactions with Affiliates

    For the period ended June 30, 2006 the Fund incurred brokerage commissions with Banc of America Securities LLC, an affiliated broker, of $165.

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

--------------------------------------------------------------------------------

Note 7. Capital Share Transactions

    Transactions in capital shares of the Fund were as follows:

                                                                     FOR THE
                                                                SIX MONTHS ENDED             FOR THE PERIOD
                                                                  JUNE 30, 2006          JULY 29, 2005* THROUGH
                                                                   (UNAUDITED)              DECEMBER 31, 2005
                                                            -------------------------   -------------------------
                                                              SHARES        AMOUNT        SHARES        AMOUNT
                                                            ----------   ------------   ----------   ------------
Initial seed capital, July 18, 2005.......................          --   $         --        5,236   $    100,000
Common shares issued in connection with initial public
  offering................................................          --             --   18,500,000    353,350,000
Common shares issued from underwriters' over-allotment
  option exercised........................................          --             --    1,850,000     35,335,000
                                                            ----------   ------------   ----------   ------------
  Net increase............................................          --   $         --   20,355,236   $388,785,000
                                                            ==========   ============   ==========   ============

------------
* Commencement of operations

Note 8. Other Information

    On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. ("Adviser"), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Fund.

    AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to
    Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser or sponsor of the Fund. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

    Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

    As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

    Subject to receipt of permanent relief, the Adviser believes that the settlements are not likely to have a material adverse effect on its ability to perform investment advisory services relating to the Fund.

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN -- JUNE 30, 2006 -- (UNAUDITED)
--------------------------------------------------------------------------------

The Fund has adopted a Dividend Reinvestment and Cash Purchase Plan (the "Plan"), through which all net investment income dividends and capital gains distributions are paid to Common Stock Shareholders in the form of additional shares of the Fund's Common Stock (plus cash in lieu of any fractional shares which otherwise would have been issuable), unless a Common Stock Shareholder elects to receive cash as provided below. In this way, a Common Stock Shareholder can maintain an undiluted investment in the Fund and still allow the Fund to pay out the required distributable income.

No action is required on the part of a registered Common Stock Shareholder to receive a distribution in shares of Common Stock of the Fund. A registered Common Stock Shareholder may elect to receive an entire distribution in cash by notifying Computershare Trust Co., N.A. ("Computershare"), P.O. Box 43010 Providence, RI 02940-3010, the Plan Agent and the Fund's transfer agent and registrar, in writing so that such notice is received by Computershare no later than 10 days prior to the record date for distributions to Common Stock Shareholders. Computershare will set up an account for shares acquired through the Plan for each Common Stock Shareholder who has not elected to receive distributions in cash ("Participant") and hold such shares in non-certificated form.

Those Common Stock Shareholders whose shares are held by a broker or other financial intermediary may receive distributions in cash by notifying their broker or other financial intermediary.

Computershare will set up an account for shares acquired pursuant to the Plan for Participants who have not so elected to receive dividends and distributions in cash. The shares of Common Stock will be acquired by the Plan Agent for the Participants' accounts, depending upon the circumstances described below, either
(i) through receipt of additional unissued but authorized shares of Common Stock from the Fund ("Additional Common Stock") or (ii) by purchase of outstanding shares of Common Stock on the open market on the New York Stock Exchange or elsewhere. If on the payment date for a dividend or distribution, the net asset value per share of Common Stock is equal to or less than the market price per share of Common Stock plus estimated brokerage commissions, Computershare shall receive Additional Common Stock, including fractions, from the Fund for each Participant's account. The number of shares of Additional Common Stock to be credited shall be determined by dividing the dollar amount of the dividend or distribution by the greater of (i) the net asset value per share of Common Stock on the payment date, or (ii) 95% of the market price per share of the Common Stock on the payment date. If the net asset value per share of Common Stock exceeds the market price plus estimated brokerage commissions on the payment date for a dividend or distribution, Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such dividend or distribution on each Participant's shares of Common Stock to purchase shares of Common Stock on the open market. Such purchases will be made on or shortly after the payment date for such dividend or distribution but in no event will purchases be made on or after the ex-dividend date for the next dividend or distribution. The weighted average price (including brokerage commissions) of all shares of Common Stock purchased by Computershare shall be the price per share of Common Stock allocable to each Participant. If, before Computershare has completed its purchases, the market price plus estimated brokerage commissions exceeds the net asset value of the shares of Common Stock as of the payment date, the purchase price paid by Computershare may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares of Common Stock than if such dividend or distribution had been paid in shares of Common Stock issued by the Fund. Participants should note that they will not be able to instruct Computershare to purchase shares of Common Stock at a specific time or at a specific price.

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN -- JUNE 30,
2006 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

There is no charge to Common Stock Shareholders for receiving their distributions in the form of additional shares of the Fund's Common Stock. Computershare's fees for handling distributions in stock are paid by the Fund. There are no brokerage charges with respect to shares issued directly by the Fund as a result of distributions payable in stock. If a Participant elects by written notice to Computershare to have Computershare sell part or all of the shares held by Computershare in the Participant's account and remit the proceeds to the Participant, Computershare is authorized to deduct a $2.50 transaction fee plus brokerage commissions from the proceeds.

Common Stock Shareholders who receive distributions in the form of stock are subject to the same Federal, state and local tax consequences as are Common Stock Shareholder who elect to receive their distributions in cash. A Common Stock Shareholder's basis for determining gain or loss upon the sale of stock received in a distribution from the Fund will be equal to the total dollar amount of the distribution paid to the Common Stock Shareholder in the form of additional shares.

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

ANNUAL SHAREHOLDER MEETING -- JUNE 30, 2006 -- (UNAUDITED)
--------------------------------------------------------------------------------

The Annual Meeting of the Shareholders of the Fund was held on April 19, 2006. At this meeting Jeffrey S. Burum and William F. Devin were elected by shareholders to serve as the Class I Directors of the Fund for three-year terms and until their respective successors are duly elected and qualify.

The voting results of the shareholder meeting to elect Jeffrey S. Burum and William F. Devin to the Board of Directors is as follows:

ELECTION OF JEFFREY S. BURUM TO THE BOARD OF DIRECTORS

                                                                 FOR       WITHHELD     TOTAL
                                                              ----------   --------   ----------
Shares Voted................................................  19,139,453   433,452    19,572,905

ELECTION OF WILLIAM F. DEVIN TO THE BOARD OF DIRECTORS

                                                                 FOR       WITHHELD     TOTAL
                                                              ----------   --------   ----------
Shares Voted................................................  19,135,800   437,105    19,572,905

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

DIRECTORS AND OFFICERS INFORMATION -- JUNE 30, 2006 -- (UNAUDITED)
--------------------------------------------------------------------------------

The following table contains basic information regarding the Directors and Officers that oversee operations of the Fund and other investment companies within the Fund Complex.

                                                                                 NUMBER OF
                                                                                   FUNDS
                                                                                  IN FUND
                           POSITION        TERM OF                                COMPLEX
         NAME,             HELD WITH      OFFICE AND                             OVERSEEN
      ADDRESS AND         SUNAMERICA      LENGTH OF      PRINCIPAL OCCUPATIONS      BY        OTHER DIRECTORSHIPS HELD
     DATE OF BIRTH*         COMPLEX      TIME SERVED      DURING PAST 5 YEARS   DIRECTOR(1)        BY DIRECTOR(2)
     --------------       ----------     -----------     ---------------------  -----------   ------------------------
DIRECTORS
Jeffrey S. Burum           Director      June 2005 to    Founder and CEO of       42          None
DOB: February 27, 1963                   present         National Housing
                                                         Development
                                                         Corporation (January
                                                         2000 to present);
                                                         Founder, Owner and
                                                         Partner of Colonies
                                                         Crossroads, Inc.
                                                         (January 2000 to
                                                         present); Owner and
                                                         Managing Member of
                                                         Diversified Pacific
                                                         Development Group,
                                                         LLC (June 1990 to
                                                         present)

Judith L. Craven           Director      June 2005 to    Retired                  90          Director. A.G. Belo
DOB: October 6, 1945                     present                                              Corporation (1992 to
                                                                                              present); Director,
                                                                                              Sysco Corporation (1996
                                                                                              to present); Director,
                                                                                              Luby's Inc. (1998 to
                                                                                              present); Director,
                                                                                              University of Texas
                                                                                              Board of Regents (May
                                                                                              2001 to present)

William F. Devin           Director      June 2005 to    Retired                  90          Member of the Board of
DOB: December 30, 1938                   present                                              Governors, Boston Stock
                                                                                              Exchange (1985-
                                                                                              Present);

Samuel M. Eisenstat DOB:  Chairman of    June 2005 to    Attorney, solo           52          Director of North
March 7, 1940              the Board     present         practitioner;                        European Oil Royalty
                                                                                              Trust.

Stephen J. Gutman          Director      June 2005 to    Senior Associate,        52          None
DOB: May 10, 1943                        present         Corcoran Group (Real
                                                         Estate) (2003 to
                                                         present); Partner and
                                                         Member of Managing
                                                         Directors, Beau
                                                         Brummell -- Soho LLC
                                                         (Licensing of
                                                         menswear specialty
                                                         retailing and other
                                                         activities) (June
                                                         1988 to present)

Peter A. Harbeck(3)        Director      May 2005 to     President, CEO and       99          None
DOB: January 23, 1954                    present         Director, SAAMCo.
                                                         (August 1995 to
                                                         present); Director,
                                                         AIG SunAmerica
                                                         Capital Services,
                                                         Inc. ("SACS") (August
                                                         1993 to present)
                                                         President and CEO,
                                                         AIG Advisor Group,
                                                         Inc. (June 2004 to
                                                         present)

William J. Shea            Director      June 2005 to    President and CEO,       52          Chairman of the Board,
DOB: February 9, 1948                    present         Conseco, Inc.                        Royal and SunAlliance,
                                                         (Financial Services)                 U.S.A., Inc. (March 2005
                                                         (2001-2004); Chairman                to present); Director,
                                                         of the Board of                      Boston Private Holdings
                                                         Centennial                           (October 2004 to
                                                         Technologies, Inc.                   present)
                                                         (1998 to 2001); Vice
                                                         Chairman, Bank Boston
                                                         Corporation
                                                         (1993-1998)

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

DIRECTORS AND OFFICERS INFORMATION -- JUNE 30,
2006 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                                 NUMBER OF
                                                                                   FUNDS
                                                                                  IN FUND
                           POSITION        TERM OF                                COMPLEX
         NAME,             HELD WITH      OFFICE AND                             OVERSEEN
      ADDRESS AND         SUNAMERICA      LENGTH OF      PRINCIPAL OCCUPATIONS      BY        OTHER DIRECTORSHIPS HELD
     DATE OF BIRTH*         COMPLEX      TIME SERVED      DURING PAST 5 YEARS   DIRECTOR(1)        BY DIRECTOR(2)
     --------------       ----------     -----------     ---------------------  -----------   ------------------------
OFFICERS
Vincent M. Marra           President     May 2005 to     Senior Vice              N/A         N/A
DOB: May 28, 1950                        present         President, SAAMCo
                                                         (February 2003 to
                                                         Present); Chief
                                                         Administrative
                                                         Officer, Chief
                                                         Operating Officer and
                                                         Chief Financial
                                                         Officer, Carret &
                                                         Co., LLC (June 2002
                                                         to February 2003);
                                                         President and Chief
                                                         Operating Officer,
                                                         Bowne Digital
                                                         Solutions (1999 to
                                                         May 2002)

Donna M. Handel            Treasurer     May 2005 to     Senior Vice              N/A         N/A
DOB: June 25, 1966                       present         President, SAAMCo
                                                         (December 2004 to
                                                         Present); Vice
                                                         President, SAAMCo
                                                         (1997 to December
                                                         2004)

Gregory N. Bressler        Secretary     August 2005     Senior Vice President    N/A         N/A
DOB: November 17, 1966     and Chief     to present      and General Counsel,
                           Legal                         SAAMCo (June 2005 to
                           Officer                       present); Vice
                                                         President and
                                                         Director of U.S.
                                                         Asset Management
                                                         Compliance, Goldman
                                                         Sachs Asset
                                                         Management (June 2004
                                                         to June 2005); Deputy
                                                         General Counsel,
                                                         Credit Suisse Asset
                                                         Management (June 2002
                                                         to June 2004);
                                                         Counsel, Credit
                                                         Suisse Asset
                                                         Management (January
                                                         2000 to June 2002)

---------------

* The business address for each Director and Officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ
     07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The "Fund Complex" includes the SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica
     Equity Funds (10 funds), SunAmerica Income Funds (5 funds),
     SunAmerica Focused Series, Inc. (17 portfolios), SunAmerica
     Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused
     Alpha Large-Cap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), VALIC
     Company I (32 portfolios), VALIC Company II (15 funds),
     Seasons Series Trust (24 portfolios) and AIG Series Trust (6 portfolios).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities
     Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company
     Act of 1940.
(3)  Interested Director, as defined within the Investment
     Company Act of 1940, because he is an officer and a director of the advisor of the Fund.

--------------------------------------------------------------------------------

                       ADDITIONAL INFORMATION (UNAUDITED)

The Fund has filed with the NYSE its chief executive officer certification with the NYSE's listing standards. The Fund has also filed with the Securities and Exchange Commission the certification of its principal executive officer and principal financial officer required by Section 302 of the Sarbanes-Oxley Act with respect to the most recently completed fiscal year end.

During the period, there were no material changes to the Fund's investment objective or policies or to the Fund's articles of incorporation or by-laws that were not approved by the shareholders or in the principle risk factors associated with investment in the Fund. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund's portfolio.

--------------------------------------------------------------------------------

(AIG LOGO)

DIRECTORS/TRUSTEES
  Samuel M. Eisenstat
  Peter A. Harbeck
  Dr. Judith L. Craven
  William F. Devin
  Stephen J. Gutman
  Jeffrey S. Burum
  William J. Shea

OFFICERS
  Vincent M. Marra, President
  Donna M. Handel, Treasurer
  Cynthia Gibbons, Vice President
    and Chief Compliance Officer
  Gregory N. Bressler, Chief Legal Officer and
    Secretary
  Gregory R. Kingston, Vice President and Assistant
    Treasurer
  Nori L. Gabert, Vice President
    and Assistant Secretary
  Corey A. Issing, Assistant Secretary

INVESTMENT ADVISER
  AIG Sun America Asset Management Corp.
  Harborside Financial Center
  3200 Plaza 5
  Jersey City, NJ 07311-4992

CUSTODIAN
  State Street Bank and Trust Company
  P.O. Box 419572
  Kansas City, MO 64141-6572

TRANSFER AGENT
  Computershare Shareholder Services, Inc.
  250 Royall Street
  Canton, MA 02021

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to securities held in the Fund's portfolio, which is available in the Fund's Form N-CSR, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS
The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Fund's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

PROXY VOTING RECORD ON FUND
PORTFOLIO SECURITIES
Information regarding how the Fund voted proxies related to securities held in the Fund's portfolio during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission (i) without charge, upon request, by calling (800) 858-8850 or (ii) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Fund.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

Item 2.   Code of Ethics

          Not applicable.

Item 3.   Audit Committee Financial Expert.

          Not applicable.

Item 4.   Principal Accountant Fees and Services.

          Not applicable.

Item 5.   Audit Committee of Listed Registrants.

          Not applicable.

Item 6.   Schedule of Investments.

          Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

          Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          None.

Item 10.  Submission of Matters to a Vote of Security Holders.

          There have been no material changes to the policies by which shareholders may recommend nominees to the Board of Directors.

Item 11.  Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Alpha Growth Fund, Inc.

By: /s/ Vincent M. Marra
    --------------------
    Vincent M. Marra
    President

Date: September 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    --------------------
    Vincent M. Marra
    President

Date: September 7, 2006

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: September 7, 2006